Cash And Cash Equivalent	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Cash and cash equivalent
7.	CASH AND CASH EQUIVALENTS

	2020	2019
Cash and banks	4,436,576	3,110,220
Certificate of Bank Deposits (a)	808,988	211,261
Repurchase transactions (b)	576,108	1,192,101
	5,821,672	4,513,582

(a)

As of December 31, 2020, Certificate of Bank Deposits (“CDB”) short-term investments are remunerated at an average rate of 103.2% of CDI (106.9% of CDI as of December 31, 2019) with daily maturities redeemable with the issuer itself, without significant loss of value.

(b)

Repurchase transactions are securities issued by banks with a commitment by the bank to repurchase the securities, and by the client to resell the security, at a defined interest rate and within a predetermined term, which are backed by public or private securities (depending on the financial institution) and are registered within the Central of Custody and Financial Settlement of Securities (“CETIP”). As of December 31, 2020, repurchase operations are remunerated at an average rate of 100.0% of CDI (99.9% of the CDI on December 31, 2019).